Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Intangible assets, net

7. Intangible assets, net

	As of December 31,
	2016	2017
	RMB	RMB
Customer relationships	—	61,973
Less: accumulated amortization	—	(1,549)

Customer relationships, net	—	60,424

Amortization expenses for customer relationships acquired through business combination of COE Business were nil, nil and RMB1,549 for the years ended December 31, 2015, 2016 and 2017, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ending December 31,
RMB
2018	6,197
2019	6,197
2020	6,197
2021	6,197
2022	6,197
2023 and after	29,439

Total	60,424